                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                           ASSET ALLOCATION PORTFOLIO
                      SUPPLEMENT DATED MAY 25, 2000 TO THE
                        PROSPECTUS DATED APRIL 28, 2000

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT is hereby deleted in its entirety and replaced with the following:

        PORTFOLIO MANAGEMENT. The Asset Allocation Portfolio is managed by a group of Portfolio Managers headed by John Cunniff, Senior Portfolio Manager. Mr. Cunniff and Raj Wagle are responsible for allocating the Portfolio's assets between the equity and fixed-income categories. Mr. Cunniff is responsible for the day-to-day management of the Portfolio's equity investments. Mr. Cunniff has been a Vice President and Director of Equity Research of the Adviser since October 1995. Prior to October 1995, he was a Portfolio Manager for 3 years with Templeton Quantitative Advisors, a subsidiary of the Franklin Group. Mr. Cunniff has been affiliated with the Portfolio since March 1996.

        Mr. Wagle has been affiliated with the Portfolio since April 1999. Mr. Wagle has been Portfolio Manager of the Adviser since April 1999 and a Quantitative Equity Analyst of the Adviser since February 1998. Prior to November 1997, he was an Equity Analyst with Aeltus Investment Management. Prior to December 1995, he was with Oppenheimer & Company for three years. He was an Equity Analyst for two years and spent his first year as a Research Associate.

        Kelly Gilbert is responsible for the day-to-day management of the Portfolio's fixed-income investments. Ms. Gilbert has been affiliated with the Portfolio since June 1999. Ms. Gilbert joined the Adviser and Advisory Corp. in September 1995 and became an Assistant Vice President of the Adviser and Advisory Corp. in December 1997. Ms. Gilbert has been a Vice President of the Adviser and Advisory Corp. since February 1999. Prior to September 1995, Ms. Gilbert was a corporate bond trader for two years at ABN AMRO, N.A., a foreign owned bank.

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS-OFFICERS" is hereby amended by deleting all information pertaining to Peter W. Hegel*, effective May 31, 2000.

    (3) The information on the inside back cover of the Prospectus under the heading "FOR MORE INFORMATION-INDEPENDENT ACCOUNTANTS" is hereby deleted and replaced with the following:

                           ERNST & YOUNG LLP
                           233 South Wacker Drive
                           Chicago, Illinois 60606

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                           EMERGING GROWTH PORTFOLIO

                      SUPPLEMENT DATED MAY 25, 2000 TO THE
                        PROSPECTUS DATED APRIL 28, 2000

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES-PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

    PORTFOLIO MANAGEMENT. The Emerging Growth Portfolio is managed by a team of portfolio managers. Senior Portfolio Manager Gary M. Lewis is the lead manager of the Portfolio. Mr. Lewis has been a Senior Vice President of the Adviser and Advisory Corp. since September 1995. Mr. Lewis became a Vice President and Portfolio Manager of the Adviser in June 1991. Mr. Lewis has been employed by the Adviser since September 1986. He has been affiliated with the Portfolio since its inception.

    Senior Portfolio Managers Dudley Brickhouse, Janet Luby and David Walker and Portfolio Manager Matthew Hart are responsible as co-managers for the day-to-day management of the Portfolio's investment portfolio.

    Mr. Brickhouse has been a Senior Portfolio Manager since April 2000, and a Portfolio Manager and Vice President of the Adviser and Advisory Corp. since December 1998. Mr. Brickhouse became an Associate Portfolio Manager of the Adviser and Advisory Corp. in September 1997. Prior to September 1997, Mr. Brickhouse was a Vice President and Portfolio Manager with NationsBank, where he had worked since 1985. He has been affiliated with the Portfolio since September 1997.

    Mr. Hart has been a Portfolio Manager since January 1998, and a Vice President of the Adviser and Advisory Corp. since December 1998. Mr. Hart became an Associate Portfolio Manager of the Adviser and Advisory Corp. in August 1997. Prior to August 1997, Mr. Hart held various positions within the portfolio area of AIM Capital Management, Inc., where he had worked since June 1992. Mr. Hart's last position in the AIM portfolio area was as a convertible bonds analyst. He has been affiliated with the Portfolio since February 2000.

    Ms. Luby has been a Senior Portfolio Manager since April 2000, and a Portfolio Manager and Vice President of the Adviser and Advisory Corp. since December 1998. Ms. Luby became an Assistant Vice President of the Adviser and Advisory Corp. in December 1997 and an Associate Portfolio Manager of the Adviser in July 1995. Prior to July 1995, Ms. Luby spent eight years at AIM Capital Management, Inc. where she worked five years in the accounting depart-ment and three years in the investment area. Her last position in the AIM investment area was as a senior securities analyst. Ms. Luby also has been the portfolio manager for various unit investment trusts managed by the Adviser or its affiliates since August 1999. She has been affiliated with the Portfolio since its inception.

    Mr. Walker has been a Senior Portfolio Manager since April 2000, and a Portfolio Manager and a Vice President of the Adviser and Advisory Corp. since December 1998. Mr. Walker became an Assistant Vice President of the Adviser and Advisory Corp. in June 1995. Prior to April 1996, Mr. Walker was a Quantitative Analyst of the Adviser and has worked for the Adviser since October 1990. Mr. Walker also has been the portfolio manager for various unit investment trusts managed by the Adviser or its affiliates since September 1997. Mr. Walker has been affiliated with the Portfolio since April 1996.

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS-OFFICERS" is hereby amended by deleting all information pertaining to Peter W. Hegel*, effective May 31, 2000.

    (3) The information on the inside back cover of the Prospectus under the heading "FOR MORE INFORMATION-INDEPENDENT ACCOUNTANTS" is hereby deleted and replaced with the following:

                           ERNST & YOUNG LLP
                           233 South Wacker Drive
                           Chicago, Illinois 60606

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                          GROWTH AND INCOME PORTFOLIO

                      SUPPLEMENT DATED MAY 25, 2000 TO THE
                        PROSPECTUS DATED APRIL 28, 2000

    The Prospectus is hereby supplemented as follows:

    (1) The section of the Prospectus entitled "INVESTMENT ADVISORY SERVICES-PORTFOLIO MANAGEMENT" is hereby deleted and replaced with the following:

    PORTFOLIO MANAGEMENT. The Growth and Income Portfolio is managed by a team of portfolio managers, James A. Gilligan, Senior Portfolio Manager, Scott Carroll, Portfolio Manager and James O. Roader, Portfolio Manager. Mr. Gilligan has been primarily responsible for managing the Portfolio's investments since the Portfolio's inception. Mr. Gilligan has been a Senior Vice President and a Portfolio Manager of the Adviser since September 1995 and of Advisory Corp. since June 1995. Prior to September 1995, Mr. Gilligan was a Vice President and Portfolio Manager of the Adviser.

    Mr. Carroll has been a Portfolio Manager of the Portfolio since July 1997 and a Vice President of the Adviser and Advisory Corp. since February 1999. He has been employed by the Adviser and Advisory since December 1996. Prior to December 1996, Mr. Carroll was an Equity Analyst for 3 years with Lincoln Capital Management Company.

    Mr. Roader has been a Portfolio Manager of the Portfolio and a Vice President of the Adviser and Advisory Corp. since May 1999. Prior to that time, Mr. Roeder was an analyst for 3 years with Midwest Research and prior to that, an analyst for approximately 2 years with Duff & Phelps Equity Research.

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS-OFFICERS" is hereby amended by deleting all information pertaining to Peter W. Hegel*, effective May 31, 2000.

    (3) The information on the inside back cover of the Prospectus under the heading "FOR MORE INFORMATION-INDEPENDENT ACCOUNTANTS" is hereby deleted and replaced with the following:

                           ERNST & YOUNG LLP
                           233 South Wacker Drive
                           Chicago, Illinois 60606

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                           DOMESTIC INCOME PORTFOLIO

                      SUPPLEMENT DATED MAY 25, 2000 TO THE
                        PROSPECTUS DATED APRIL 28, 2000

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES-PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

    PORTFOLIO MANAGEMENT. The Domestic Income Portfolio is managed by Kelly Gilbert, a Vice President of the Adviser and Advisory Corp. since February 1999. Ms. Gilbert joined the Adviser and Advisory Corp. in September 1995 and became an Assistant Vice President of the Adviser and Advisory Corp. in December 1997. Prior to September 1995, Ms. Gilbert was a corporate bond trader for 2 years at ABN AMRO, N.A., a foreign owned bank. Ms. Gilbert has been affiliated with the Portfolio since June 1999.

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS-OFFICERS" is hereby amended by deleting all information pertaining to Peter W. Hegel*, effective May 31, 2000.

    (3) The information on the inside back cover of the Prospectus under the heading "FOR MORE INFORMATION-INDEPENDENT ACCOUNTANTS" is hereby deleted and replaced with the following:

                           ERNST & YOUNG LLP
                           233 South Wacker Drive
                           Chicago, Illinois 60606

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                            VAN KAMPEN COMSTOCK FUND

                           VAN KAMPEN ENTERPRISE FUND

                         VAN KAMPEN EQUITY INCOME FUND

                             VAN KAMPEN HARBOR FUND

                  VAN KAMPEN LIMITED MATURITY GOVERNMENT FUND

                     VAN KAMPEN REAL ESTATE SECURITIES FUND

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                           ASSET ALLOCATION PORTFOLIO
                               COMSTOCK PORTFOLIO
                           DOMESTIC INCOME PORTFOLIO
                           EMERGING GROWTH PORTFOLIO
                              ENTERPRISE PORTFOLIO
                            GLOBAL EQUITY PORTFOLIO
                              GOVERNMENT PORTFOLIO
                          GROWTH AND INCOME PORTFOLIO
                             MONEY MARKET PORTFOLIO
                MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO
                           STRATEGIC STOCK PORTFOLIO

                      SUPPLEMENT DATED MAY 25, 2000 TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 28, 2000

     The Statement of Additional Information is hereby supplemented as follows:

     (1) The section entitled "TRUSTEES AND OFFICERS -- OFFICERS" is hereby amended by deleting all information pertaining to Peter W. Hegel, effective May 31, 2000.

     (2) The information in the section entitled "OTHER
INFORMATION -- INDEPENDENT ACCOUNTANTS" is hereby deleted in its entirety and replaced with the following:

     Independent accountants for the Fund perform an annual audit of the Fund's financial statements. The Fund's Board of Trustees has engaged Ernst & Young LLP, located at 233 South Wacker Drive, Chicago, Illinois 60606, to be the Fund's independent accountants, effective May 18, 2000. PricewaterhouseCoopers LLP, located at 200 East Randolph Drive, Chicago, Illinois 60601 ("PWC"), ceased being the Fund's independent accountants effective May 18, 2000. The cessation of the client-auditor relationship between the Fund and PWC was based solely on a possible future business relationship by PWC with an affiliate of the Fund's investment adviser. The change in independent accountants was approved by the Fund's audit committee and the Fund's Board of Trustees, including Trustees who are not "interested persons" of the Fund (as defined in the 1940 Act).

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE